Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Customer and agent allowances	$ 71	$ 61
Other allowances	2	2
Investments
Other intangible assets accumulated amortization	$ 168	$ 142
TDS shareholders’ equity
Authorized shares (in shares)	290,000,000	290,000,000
Issued shares (in shares)	133,000,000	133,000,000
Outstanding shares (in shares)	114,000,000	111,000,000
Variable Interest Entities VIEs
Total VIE assets that can be used to settle only the VIEs' obligations	$ 848	$ 765
Total VIE liabilities for which creditors have no recourse	$ 21	$ 21
Series A Common Shares
TDS shareholders’ equity
Authorized shares (in shares)	25,000,000	25,000,000
Issued shares (in shares)	7,000,000	7,000,000
Outstanding shares (in shares)	7,000,000	7,000,000
Par value per share (USD per share)	$ 0.01	$ 0.01
Common Shares
TDS shareholders’ equity
Authorized shares (in shares)	265,000,000	265,000,000
Issued shares (in shares)	126,000,000	126,000,000
Outstanding shares (in shares)	107,000,000	104,000,000
Par value per share (USD per share)	$ 0.01	$ 0.01
Treasury shares (in shares)	19,000,000	22,000,000